Segmented Information	3 Months Ended
Jan. 31, 2024
Segmented Information [Abstract]
Segmented Information
12.	Segmented Information
As of January 31, 2024, the Company has one operating segment, research and development of psychedelic medicine, which takes place primarily in Israel.